Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
8.	INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Trade name	793,024	904,863
Active user	394,714	389,108
Technology	37,022	63,291
License	51,178	51,211
Non-compete Agreement	—	10,659
Less: accumulated amortization	(537,302)	(576,077)
Less: accumulated impairment loss	(538,109)	(538,109)
Exchange difference	(113,866)	(64,230)

Net book value	86,661	240,716

Amortization expenses charged to the consolidated statements of operations for the years ended December 31, 2023, 2024 and 2025 were RMB5,116, RMB5,886 and RMB38,775, respectively. The Group did not record any impairment loss on acquired intangible assets for the years ended December 31, 2023, 2024 and 2025.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2026	37,994
2027	34,109
2028	26,991
2029	26,466
2030	22,641
Thereafter	92,515

Total	240,716